Long-Term Debt (Capital Leases) (Details) (Capital Lease Obligations [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Capital Lease Obligations [Member]
Capital Lease Obligations [Line Items]
Capital Lease Obligations	$ 7,118	$ 4,889
Capital Leases, Start Date for Maturity	2020
Capital Leases, End Date for Maturity	2025
Capital Leases, Minimum Interest Rate	5.00%
Capital Leases, Maximum Interest Rate	24.80%